Average Annual Total Returns (dei_DocumentInformationDocumentAxis)	0 Months Ended
May 01, 2012
(Columbia Variable Portfolio - Money Market Fund) | Class 1 Shares
Average Annual Return:
1 year	none
5 years	1.55%
10 years	1.80%
(Columbia Variable Portfolio - Asset Allocation Fund) | S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	2.11%
5 years	(0.25%)
10 years	2.92%
(Columbia Variable Portfolio - Asset Allocation Fund) | Barclays Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	7.84%
5 years	6.50%
10 years	5.78%
(Columbia Variable Portfolio - Asset Allocation Fund) | Class 1 Shares
Average Annual Return:
1 year	(0.85%)
5 years	1.77%
10 years	4.28%
(Columbia Variable Portfolio - Asset Allocation Fund) | Class 2 Shares
Average Annual Return:
1 year	(1.09%)
5 years	1.59%
10 years	4.10%
(Columbia Variable Portfolio - Small Company Growth Fund) | Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	(2.91%)
5 years	2.09%
10 years	4.48%
(Columbia Variable Portfolio - Small Company Growth Fund) | Class 1 Shares
Average Annual Return:
1 year	(5.55%)
5 years	0.46%
10 years	3.69%
(Columbia Variable Portfolio - Small Company Growth Fund) | Class 2 Shares
Average Annual Return:
1 year	(5.80%)
5 years	0.21%
10 years	3.56%
(Columbia Variable Portfolio - Strategic Income Fund) | Barclays Government/Credit Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	8.74%
5 years	6.55%
10 years	5.85%
(Columbia Variable Portfolio - Strategic Income Fund) | 35% BC Agg Bond; 35% BofA ML US High Cash; 15% Citigrp Non-US World Gov; 15% JPMorgan Emrg Mkts Bond
Average Annual Return:
1 year	6.47%
5 years	7.42%
10 years	8.13%
(Columbia Variable Portfolio - Strategic Income Fund) | Bar CABI 35/JPM GHY 35/Citi WGBI 15/JPM EMBI
Average Annual Return:
1 year	6.74%
5 years	7.52%
10 years	8.27%
(Columbia Variable Portfolio - Strategic Income Fund) | Class 1 Shares
Average Annual Return:
1 year	6.80%
5 years	6.78%
10 years	7.90%
(Columbia Variable Portfolio - Strategic Income Fund) | Class 2 Shares
Average Annual Return:
1 year	6.56%
5 years	6.56%
10 years	7.67%
(Columbia Variable Portfolio - Small Cap Value Fund) | Russell 2000 Value Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	(5.50%)
5 years	(1.87%)
10 years	6.40%
(Columbia Variable Portfolio - Small Cap Value Fund) | Class 1 Shares
Average Annual Return:
1 year	(5.96%)
5 years	0.95%
10 years	7.83%
(Columbia Variable Portfolio - Small Cap Value Fund) | Class 2 Shares
Average Annual Return:
1 year	(6.13%)
5 years	0.76%
10 years	7.67%
(Columbia Variable Portfolio - Select Large Cap Growth Fund) | Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	2.64%
Life of Fund	3.86%
Inception Date	Sep. 02, 2008
(Columbia Variable Portfolio - Select Large Cap Growth Fund) | Class 1 Shares
Average Annual Return:
1 year	(2.54%)
Life of Fund	2.79%
Inception Date	Sep. 02, 2008
(Columbia Variable Portfolio - Select Large Cap Growth Fund) | Class 2 Shares
Average Annual Return:
1 year	(2.82%)
Life of Fund	2.53%
Inception Date	Sep. 02, 2008